Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to Shamrad’s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$(404)
Other long-term assets	173
Liabilities in respect of business combinations	(662)
Backlog	837
Deferred tax liabilities, net	(140)
Goodwill	1,948

Total assets acquired net of acquired cash	$1,752

Schedule of Acquisition Date the Estimated Consideration for the Acquisition of Zap Group	The following table summarizes as of the acquisition date the estimated consideration for the acquisition of Zap Group:
Cash consideration	$74,350
Acquisition date fair-value of contingent consideration	1,089

Total consideration	$75,439

Acquisition of ZAP Group Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to Zap Group’s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$(7,171)
Other long-term assets	8,735
Other long-term liabilities	(4,565)
Customer relationships	39,152
Trade names	8,642
Deferred tax liabilities	(10,984)
Non-controlling interests in acquiree’s subsidiary	(1,384)
Goodwill	33,400

Total assets acquired net of acquired cash	$65,825

Ofek [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to Cognitive’ s assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$116
Customer relations	345
Acquired technology	1,320
Deferred tax liabilities	(437)
Goodwill	2,122

Total assets acquired net of acquired cash	$3,466

Acquisition of Appush Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to the Appush acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilities excluding cash acquired	$(1,047)
Customer relations	5,168
Acquired technology	2,276
Deferred tax liabilities	(1,713)
Liabilities in respect of business combinations	(10,450)
Goodwill	15,261

Total assets acquired, net of acquired cash	$9,495

Acquisition of The Goodkind Group, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values(1) allocated to the TGG acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$3,177
Customer relations	3,901
Liabilities in respect of business combinations	(3,635)
Goodwill	4,404

Total assets acquired, net of acquired cash	$7,847
(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of TGG are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Acquisition of Intrabases SAS [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to the Intrabases acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilities excluding cash acquired	$120
Acquired technology	429
Customer relations	1,145
Deferred tax liabilities	(520)
Goodwill	1,807

Total assets acquired, net of acquired cash	$2,981

Acquisition of EnableIT, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to the EnableIT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilities excluding cash acquired	$(35)
Intangible assets	2,546
Other long-term assets	459
Other long-term liabilities	(1,171)
Goodwill	4,101

Total assets acquired, net of acquired cash	$5,900

Acquisition of Menarva Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to the Menarva acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilities excluding cash acquired	$(129)
Customer relationships	2,750
Other long-term assets	194
Other long-term liabilities	(787)
Goodwill	3,477

Total assets acquired, net of acquired cash	$5,505

Acquisition of 9540 Y.G. Soft IT Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to the Soft IT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilities excluding cash acquired	$(402)
Customer relationships	1,150
Deferred taxes	(264)
Redeemable non-controlling interests	(719)
Goodwill	967

Total assets acquired, net of acquired cash	$732

Acquisition of RDT Equipment and Systems (1993) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the provisional estimated fair values (1) allocated to the RDT acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$529
Inventories	2,513
Property, plant and equipment	669
Intangible assets	3,470
Deferred taxes	(115)
Credit from banks	(1,388)
Other long-term liabilities	(62)
Liabilities in respect of business combinations	(4,263)
Goodwill	10,498

Total assets acquired net of acquired cash	$11,851
(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of RDT are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Acquisition of AVB Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to AVB Technologies’ acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$234
Other long-term assets	100
Intangible assets	972
Deferred taxes	(224)
Other long-term liabilities	(1,094)
Non-controlling interests	(320)
Goodwill	1,592

Total assets acquired net of acquired cash	$1,260

Acquisition of I.T.D. Group Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to I.T.D Group’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$98
Other long-term assets	179
Intangible assets	901
Deferred taxes	(207)
Liabilities in respect of business combination	(818)
Other long-term liabilities	(137)
Redeemable non-controlling interests	(145)
Goodwill	1,405

Total assets acquired net of acquired cash	$1,276

Acquisition of SQ Service Quality Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to the SQ Service Quality acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$84
Other long-term assets	63
Intangible assets	431
Deferred taxes	(99)
Other long-term liabilities	(3)
Redeemable non-controlling interests	(555)
Goodwill	901

Total assets acquired net of acquired cash	$822

Acquisition of A.A Engineering Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to A.A Engineering’s acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$389
Other long-term assets	104
Intangible assets	1,139
Deferred taxes	(262)
Other long-term liabilities	(260)
Non-controlling interests	(527)
Goodwill	2,214

Total assets acquired net of acquired cash	$2,797

Acquisition of Formally Smart Form System Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilites excluding cash acquired	$(521)
Other long-term assets	82
Acquired technology	2,468
Customer relations	6,727
Deferred tax liabilities	(2,008)
Other long-term liabilities	(548)
Non-controlling interests	(1,963)
Goodwill	9,836

Total assets acquired net of acquired cash	$14,073

Insync Staffing [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the provisional estimated fair values (1) of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$11
Customer relations	1,969
Dividend to former shareholder	(7,327)
Liabilities due to acquisitions	(2,461)
Goodwill	4,438

Total assets acquired net of acquired cash	$(3,370)
(1)	The estimated fair values of the tangible and intangible assets in respect of the acquisition of Bear Staffing are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value that appear are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.